Income Taxes	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Income Taxes

Note 4 Income Taxes

U.S. Cellular is included in a consolidated federal income tax return and in certain state income tax returns with other members of the TDS consolidated group.  For financial statement purposes, U.S. Cellular and its subsidiaries compute their income tax expense as if they comprised a separate affiliated group and were not included in the TDS consolidated group.

U.S. Cellular’s current income taxes balances at December 31, 2015 and 2014 were as follows:

December 31,	2015	2014
(Dollars in thousands)
Federal income taxes receivable	$33,233	$73,510
Net state income taxes receivable	1,072	1,199

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Current
Federal	$95,867	$(77,931)	$180,056
State	5,161	8,545	8,426
Deferred
Federal	48,164	44,881	(69,917)
State	7,142	6,276	(5,431)
State - valuation allowance adjustment	–	6,447	–
	$156,334	$(11,782)	$113,134

A reconciliation of U.S. Cellular’s income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to U.S. Cellular’s effective income tax expense rate is as follows:

Year Ended December 31,	2015		2014		2013
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in thousands)
Statutory federal income tax expense and rate	$141,270	35.0%	$(20,547)	35.0%	$90,180	35.0%
State income taxes, net of federal benefit[1]	8,328	2.1	12,217	(20.8)	5,246	2.0
Effect of noncontrolling interests	2,578	0.6	(5,777)	9.8	(2,230)	(0.9)
Gains (losses) on investments and sale of assets[2]	–	–	–	–	20,509	8.0
Other differences, net	4,158	1.0	2,325	(3.9)	(571)	(0.2)
Total income tax expense (benefit) and rate	$156,334	38.7%	$(11,782)	20.1%	$113,134	43.9%

[1]

State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.  During the third quarter of 2014 U.S. Cellular recorded a $6.4 million increase to income tax expense related to a valuation allowance recorded against certain state deferred tax assets.

[2]

Gains (losses) on investments and sale of assets represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction.  See Note 6 — Acquisitions, Divestitures and Exchanges and Note 8 — Investments in Unconsolidated Entities for additional information.

Significant components of U.S. Cellular’s deferred income tax assets and liabilities at December 31, 2015 and 2014 were as follows:

December 31,	2015	2014
(Dollars in thousands)
Deferred tax assets
Current deferred tax assets	$–	$96,886
Net operating loss (“NOL”) carryforwards	78,835	72,878
Stock-based compensation	23,726	21,072
Compensation and benefits - other	19,936	2,586
Deferred rent	18,593	18,513
Other	80,007	26,116
Total deferred tax assets	221,097	238,051
Less valuation allowance	(54,915)	(53,119)
Net deferred tax assets	166,182	184,932
Deferred tax liabilities
Property, plant and equipment	516,760	520,723
Licenses/intangibles	306,295	275,456
Partnership investments	162,296	149,371
Other	–	4,135
Total deferred tax liabilities	985,351	949,685
Net deferred income tax liability	$819,169	$764,753

U.S. Cellular early adopted ASU 2015-17 as of December 31, 2015 using the prospective method.  The change required by the guidance, whereby all deferred taxes are classified as non-current, simplifies processes by eliminating the need to separately identify the net current and net non-current deferred tax asset or liability in each jurisdiction and allocate valuation allowances.  The prior year Consolidated Balance Sheet and the deferred tax disclosure above were not revised.  At December 31, 2015, $820.7 million of net deferred income tax liability is included in Net deferred income tax liability and $1.5 million is included in Other assets and deferred charges in the Consolidated Balance Sheet.  At December 31, 2014, $93.1 million of net current deferred income tax asset is included in Net deferred income tax asset and $859.9 million of net noncurrent deferred income tax liability is included in Net deferred income tax liability and $2.0 million is included in Other assets and deferred charges in the Consolidated Balance Sheet.

At December 31, 2015, U.S. Cellular and certain subsidiaries had $1.6 billion of state NOL carryforwards (generating a $63.9 million deferred tax asset) available to offset future taxable income.  The state NOL carryforwards expire between 2016 and 2035.  Certain subsidiaries had federal NOL carryforwards (generating a $15.0 million deferred tax asset) available to offset their future taxable income.  The federal NOL carryforwards expire between 2018 and 2035.  A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

A summary of U.S. Cellular’s deferred tax asset valuation allowance is as follows:

	2015	2014	2013
(Dollars in thousands)
Balance at beginning of year	$53,119	$43,375	$41,295
Charged (credited) to income tax expense	1,796	9,744	(1,527)
Charged to other accounts	–	–	3,607
Balance at end of year	$54,915	$53,119	$43,375

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014	2013
(Dollars in thousands)
Unrecognized tax benefits balance at beginning of year	$36,075	$28,813	$26,460
Additions for tax positions of current year	7,099	7,766	5,925
Additions for tax positions of prior years	1,193	154	1,501
Reductions for tax positions of prior years	(99)	(554)	(45)
Reductions for settlements of tax positions	(273)	–	(576)
Reductions for lapses in statutes of limitations	(5,488)	(104)	(4,452)
Unrecognized tax benefits balance at end of year	$38,507	$36,075	$28,813

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet.  If these benefits were recognized, they would have reduced income tax expense in 2015, 2014 and 2013 by $25.4 million, $23.4 million and $18.7 million, respectively, net of the federal benefit from state income taxes.  As of December 31, 2015, it is reasonably possible that unrecognized tax benefits could decrease by approximately $10.6 million in the next twelve months.  The nature of the uncertainty relates primarily to state income tax positions and their resolution or the expiration of statutes of limitation.

U.S. Cellular recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense (benefit).  The amounts charged to income tax expense related to interest and penalties resulted in an expense of $0.7 million, $3.5 million and $0.6 million in 2015, 2014 and 2013, respectively.  Net accrued interest and penalties were $16.8 million and $16.2 million at December 31, 2015 and 2014, respectively.

U.S. Cellular is included in TDS’ consolidated federal and certain state income tax returns. U.S. Cellular also files certain state and local income tax returns separately from TDS.  With only limited exceptions, TDS is no longer subject to federal income tax audits for the years prior to 2012. With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2011.